Debt instruments (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 30, 2021	May 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Feb. 15, 2017
Debt Instruments
Unamortised issuance costs			$ (6,064)	$ (3,380)
Accrued coupon interest			30,416	10,888
Amount due for settlement within 12 months			35,359	10,888
Amount due for settlement after 12 months			404,938	346,620
Total debt instruments			440,297	357,508
Refinancing charge	$ 90,800
Effective interest rate	9.096%
Refinancing adjustment	$ 6,462
Proceeds from borrowings			$ 659,083	177,593	$ 245,629
Advisory fees	31,700
Market value of shares issued to the bondholders and underwriters	51,600
Senior Notes due 2022
Debt Instruments
Principal amount							$ 350,000
Fixed Interest Rate			9.375%				9.375%
Secured Super Senior Notes [Member]
Debt Instruments
Principal amount			$ 60,000
Fair value of notes			$ 60,742
Secured Super Senior Notes [Member] | Ferroglobe Finance Company, PLC [Member]
Debt Instruments
Principal amount	$ 60,000	$ 60,000
Fixed Interest Rate	9.00%	9.00%
Proceeds from borrowings		$ 40,000
Percentage of Repurchase			101.00%
Secured Reinstated Senior Notes [Member]
Debt Instruments
Principal amount			$ 351,003
Fixed Interest Rate	9.375%		9.375%
Fair value of notes			$ 354,084
Cash fee	$ 51,611
Conversion Price	1,000
Percentage of Repurchase			101.00%
Percentage of guarantor coverage test			90.00%
Outstanding upfront fees capitalized	$ 1,000
Unsecured Stub Notes [Member]
Debt Instruments
Principal amount			$ 4,942	$ 350,000
Total debt instruments			$ 4,900
Fixed Interest Rate	9.375%
Redemption price of notes			100.00%
Fair value of notes			$ 5,082
Exchange Percentage	98.588%
Conversion Price	$ 1,000

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.